                            OPPENHEIMER CONCENTRATED GROWTH FUND
                          Supplement dated January 1, 2003 to the
     Statement of Additional Information dated February 28, 2002, revised June 18, 2002

The Statement of Additional Information is changed as follows:

1. The supplement dated October 15, 2002 is hereby withdrawn.

2. The following is added to the Statement of Additional Information:

     Transfer  Agent Fee Limit.  Effective  November 1, 2002, the limit on transfer agent fees for Class Y shares  increased  from 0.25% to 0.35% of average  daily net assets per fiscal year.

3. The section titled "Independent Trustees" on page 22 is revised by adding the following:

   --------------------------------------------------------
   Joel W.       Director (January
   Motley,       2002-present), Columbia Equity
   Trustee       Financial Corp. (privately-held
   since 2002    financial adviser); Managing
   Age: 50       Director (January
                 2002-present), Carmona Motley,   $01  $01
                 Inc. (privately-held financial
                 adviser); Formerly he held the
                 following positions: Managing
                 Director (January 1998-December
                 2001), Carmona Motley Hoffman
                 Inc. (privately-held financial
                 adviser); Managing Director
                 (January 1992-December 1997),
                 Carmona Motley & Co.
                 (privately-held financial
                 adviser). Oversees 31
                 portfolios in the
                 OppenheimerFunds complex.
   --------------------------------------------------------
  1. Mr. Motley was elected as a Trustee to the Board I Funds, effective October 10, 2002.

4. The  section  titled  "Independent  Trustees"  on page 22 is revised as  follows:  The reference to Leon Levy as Chairman of the Board and Trustee is deleted and the  reference to Clayton Yeutter is changed to add the title Chairman of the Board.

5. The section titled "Distribution and Service Plans - Class A Service Plan" on page 29 is revised by adding the following to the end of the first paragraph:

     With respect to purchases of Class A shares  subject to a contingent  deferred sales charge by certain  retirement  plans that  purchased  such shares  prior to March 1,
     2001 ("grandfathered  retirement  accounts"),  the Distributor  currently intends to pay the  service  fee to  Recipients  in advance for the first year after the shares are purchased.  After the first year shares are outstanding,  the Distributor  makes service fee payments to Recipients  quarterly on those shares.  The advance  payment is based on the net asset  value of shares  sold.  Shares  purchased  by exchange do not qualify for the advance  service fee  payment.  If Class A shares  purchased  by grandfathered  retirement  accounts are  redeemed  during the first year after their purchase,  the  Recipient  of the service  fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

6. The section titled  "Additional  Information About the Fund-The  Custodian" on page 62 is deleted and replaced with the following:

     The  Custodian.   Citibank,  N.A.  is  the  Custodian  of  the  Fund's  assets.  The
     Custodian's   responsibilities  include  safeguarding  and  controlling  the  Fund's portfolio  securities  and handling the delivery of such  securities to and from the
     Fund.  It is the  practice  of the  Fund to deal  with  the  Custodian  in a  manner uninfluenced  by any banking  relationship  the  Custodian may have with the Manager and its  affiliates.  The  Fund's  cash  balances  with the  custodian  in excess of
     $100,000 are not protected by federal deposit  insurance.  Those uninsured  balances at times may be substantial.

7.   The Custodian Bank name and address on the back cover should be deleted and replaced with the following:

      Citibank, N.A
      111 Wall Street
      New York, New York  10005

January 1, 2003                                                                  715PX007